Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances (Details) [Line Items]
Maturity date, description	The lease agreement was a three-year agreement to be matured in April 2020, with a monthly rental fee of $8,805.
Monthly rental fee	$ 8,805
Rental expenses	2,935
borrowed from related party	279,020
Due from related parties	2,906
Due to related parties	$ 280,714
Lixin Cayman [Member]
Related Party Transactions and Balances (Details) [Line Items]
Shareholder's percentage	4.7703%